Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of share capital and additional paid-in capital

	Share capital	Additional paid-in capital	Total

Balance at December 31, 2022	759,226	10,178	769,404
Payment of Other reserve constitution - Share-based compensation plan	-	91	91
Balance at December 31, 2023	759,226	10,269	769,495

Payment of Other reserve constitution - Share-based compensation plan	-	60	60
Balance at December 31, 2024	759,226	10,329	769,555